INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member] - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Concentration Risk [Line Items]
Percentage		21.00%	25.00%	27.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		13.00%	11.00%	7.00%
Other customers [Member]
Concentration Risk [Line Items]
Percentage	[1]	20.00%	24.00%	26.00%
Customer one [Member]
Concentration Risk [Line Items]
Percentage		4.00%	5.00%	5.00%
Customer two [Member]
Concentration Risk [Line Items]
Percentage		7.00%	7.00%	9.00%

[1]	Represents aggregated revenue to XX customer that accounted for 0% and 0% of total revenue during 2021, to four customers that accounted for between 4% and 7% of total revenue during 2020, and to four customers that accounted for between 5% and 9% of total revenue during 2019.